Deferred income (Tables)	12 Months Ended
Dec. 31, 2017
Deferred income
Schedule of deferred income

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Gilead collaboration agreement for filgotinib	€187,449	€249,937	—
Gilead collaboration agreement for filgotinib (*)	26,532	35,376	€39,003
Servier collaboration agreement for osteoarthritis	5,362	—	—
Other deferred income	549	299	803
Total deferred income ( long term & current)	€219,892	€285,612	€39,806